Long-term Debt - Schedule of Maturities of Long-term Debt (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Maturities of Long-term Debt [Abstract]
2019	$ 72,583,562
2020	59,421,264
2021	67,040,014
2022	86,626,911
2023	63,483,131
Thereafter	96,816,399
Total	$ 445,971,281	$ 386,975,841